J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(Eagle Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated December 27, 2011

to the Prospectus dated December 27, 2011

Until February 20, 2012, the address to which you will need to write to purchase or sell shares will change, as set forth below.

The second bullet point in the section titled “Purchase and Sale of Fund Shares” in each Fund’s Risk/Return Summary is hereby deleted in its entirety and replaced by the following:

•	By writing to Eagle Fund Services, Inc., P.O. Box 5354, Cincinnati, OH 45201

In addition, the sub-section “Contact Eagle Family of Funds” in the section “How Your Account Works-BUYING FUND SHARES-How to Invest” in each Prospectus is hereby deleted in its entirety and replaced with the following:

Contact Eagle Fund Services. You may invest in Eagle Class Shares of a Fund by completing and signing an account application available from your financial advisor, Eagle or Eagle’s website, eagleasset.com. In order to open a new account, please designate your financial advisor affiliated with a Financial Intermediary authorized to sell Eagle Class Shares, if any, and complete the Financial Intermediary section, including signature, of the application. Indicate the Fund and the amount you wish to invest. Make your check payable to Eagle Family of Funds. Checks must be drawn on an account at a U.S. bank. Additionally, Eagle does not accept third party checks or cash. Mail the application and your payment to: Eagle Fund Services, Inc., P.O. Box 5354, Cincinnati, OH 45201.

The minimum investment for each Fund, which may be waived at Eagle’s discretion, is:

Type of account	Initial investment	Subsequent investment
Regular account	$1,000	No minimum
Periodic investment program	$50	$50 per month
Individual retirement account	$500	No minimum

If your account balance falls below $1,000, Eagle reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, Eagle reserves the right to close your account and send the proceeds to your address of record.

An order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. Eagle may refuse to honor incomplete orders.

Once your account is opened, you may add to your investment in the following ways:

•

If you provide your bank account information on your application, Eagle can initiate a purchase from that account. Complete the appropriate sections of the Eagle account application and attach a voided check to activate this service. This service cannot be used to open an account.

•

You may instruct Eagle to periodically transfer funds from a specific bank checking account to your Eagle account. The service is only available in instances in which the transfer can be effected by automated clearing house transfers (“ACH”). Complete the appropriate sections of the account application or the Eagle direct payment plan form to activate this service. Eagle reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

•	You may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your Eagle account. All payments from the U.S.

government, including payroll, pension, Social Security and income tax refunds are eligible for this service. Contact Eagle at 1-800-421-4184 for details.

•

You may instruct your bank to send a Federal Reserve wire, in U.S. Dollars, to your Eagle account. Contact Eagle at 1-800-421-4184 or your financial advisor to obtain wire instructions. Your bank may charge a wire fee.

Eagle offers several options for registering your Eagle Mutual Fund account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, Eagle offers a range of retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. Retirement plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and retirement agreements are available from your financial advisor, Eagle or Eagle’s website at eagleasset.com.

For more information:

•	Write Eagle Fund Services, Inc.

P.O. Box 5354

Cincinnati, OH 45201

•	Call 1-800-421-4184

•	Visit eagleasset.com.

Also, the sub-section “Contact Eagle Family of Funds” in the section “How Your Account Works-SELLING FUND SHARES” in each Prospectus is hereby deleted in its entirety and replaced with the following:

Contact Eagle Fund Services. You may sell shares by calling Eagle Fund Services at 1-800-421-4184, or by sending a letter of instruction. Specify the Fund and share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Eagle Fund Services, Inc., P. O. Box 5354, Cincinnati, OH 45201. All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership, fiduciary accounts or retirement accounts. The availability of these services may be limited by your Financial Intermediary who may set their own requirements. Please contact your financial advisor for more information.

Payment can be made (i) directly to a bank account titled the same as your Eagle account for which you have previously provided information to us in writing on your account application or subsequent form (Funds are generally available in your bank account two to three business days after we receive your request), or (ii) by check to your address of record, provided there has not been an address change in the last 30 calendar days.

A written request including a medallion signature guarantee is required if the redemption is (i) $100,000 and greater, (ii) sent to an address other than the address of record, or preauthorized bank or brokerage firm account, (iii) sent to a payee other than the shareholder of record, or (iv) sent to an address of record that has been changed within the past 30 calendar days. A notary public cannot guarantee your signature.

You may establish a plan for periodic withdrawals from your Eagle account. Withdrawals can be made on the 1st, 5th, 10th or 20th day of the month at monthly, quarterly, semiannual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Eagle systematic withdrawal form (available from your financial advisor, Eagle, or Eagle’s website at eagleasset.com) and send that form to Eagle. Eagle reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

Application of CDSC. Redemptions may be subject to a sales charge or a contingent deferred sales charge (CDSC) if they were acquired by exchange from another mutual fund advised or offered by Eagle (Eagle Mutual Funds) and have not satisfied the holding period requirement of that Fund. To keep your CDSC as low as possible, each time you redeem shares, Eagle will first sell any shares in your account that carry no CDSC. If there are not enough of those to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of the Funds or other Eagle money market funds will not be counted for purposes of calculating the CDSC.

For more information:

•	Write Eagle Fund Services, Inc.

P.O. Box 5354

Cincinnati, OH 45201

•	Call 1-800-421-4184

•	Visit eagleasset.com.

Finally, the sub-section “By mail:” of the section “HOW TO REACH US-For Shareholder Inquiries:” corresponding portion on the back cover of the Prospectus is hereby replaced by the following:

Eagle Fund Services, Inc.

P.O. Box 5354

Cincinnati, OH 45201

Beginning February 20, 2012, this supplement shall no longer apply.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MME-1211